Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Deferred income tax expenses	$ 22.7	$ 10.0
Net income before income taxes	$ 405.9	$ 189.1
Statutory tax rate (as a percent)	26.60%	26.60%
Tax expense at statutory rate	$ 108.0	$ 50.4
Change in unrecognized deductible temporary differences	(0.1)
Change in unrecognized deductible temporary differences		19.0
Income/expenses not taxed	(4.3)	(1.0)
Differences in foreign statutory tax rates	(42.8)	(24.7)
Differences due to changing future tax rates	(1.0)	2.9
U.S. Tax Reform impact		2.0
Foreign withholding tax	0.3	0.6
Temporary differences subject to initial recognition exemption	1.5	1.0
Other	0.2	(0.1)
Total income tax expense	$ 61.8	$ 50.1